STOCK-BASED COMPENSATION - Restricted share units to employees (Details) - Restricted share units			6 Months Ended	12 Months Ended
	Aug. 01, 2018 shares	Feb. 01, 2018 installment $ / shares shares	Sep. 30, 2022 CNY (¥) shares	Mar. 31, 2022 CNY (¥) shares
Remaining employees
STOCK-BASED COMPENSATION
Number of units granted		2,770,000
Weighted average grant-date fair value | $ / shares		$ 1.81
Unrecognized share-based payment expenses | ¥			¥ 0	¥ 0
Service conditions vesting
STOCK-BASED COMPENSATION
Number of units vested	30,000
Vesting period	3 months
Service conditions vesting | Remaining employees
STOCK-BASED COMPENSATION
Number of units vested		1,620,000
Service conditions vesting in six equal semi-annual instalments over three years | Remaining employees
STOCK-BASED COMPENSATION
Number of equal semi-annual instalments | installment		6
Vesting period		3 years
Service conditions vesting in eight equal semi-annual instalments over four years | Remaining employees
STOCK-BASED COMPENSATION
Number of equal semi-annual instalments | installment		8
Vesting period		4 years
Performance condition vesting
STOCK-BASED COMPENSATION
Number of units vested	20,000
Vesting period	2 months
Performance condition vesting | Remaining employees
STOCK-BASED COMPENSATION
Number of units vested			1,150,000	1,150,000